RESTATEMENT OF FINANCIAL STATEMENTS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (10,362,335)	$ (25,033,872)	$ 2,003,326
Net income (loss) from discontinued operations	(3,500,112)	(25,956,512)	2,900,748
Net income from continuing operations	6,862,223	(922,640)	897,422
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense	1,055,744	1,408,421	239,871
Depreciation and amortization	619,207	269,595	216,369
Change in fair value of warrants liability	(390,324)	(2,866,171)	346,691
Change in deferred tax assets	0	125,676	(2,698)
Provision for accounts receivable	10,014	35,900	0
Provision for other receivables	(1,899)	27,200	0
Provision for advances to suppliers - third parties	429	326,098	0
Change in warranty reserve	(120,105)	(209,227)	0
Provision for inventory obsolescence	16,203	142,207	0
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable	(487,197)	1,743,792	2,366,023
Decrease in advances to suppliers - third parties	1,005,042	3,751,434
Increase in advance to supplier - related party	623,583	(1,498,627)	(4,004,830)
Increase in other receivables	1,605,521	(443,285)	2,265,617
Increase in inventories	92,020	(3,676,810)	(171,634)
Decrease in taxes receivable	0	372,935	(34,569)
Increase in long-term prepaid expenses	(166,548)	(142,377)
Decrease in accounts payable	208,457	(19,710)	72,791
Decrease in advances from customers	(18,463)	(256,504)	278,300
Decrease in accrued expenses and other current liabilities	1,337,741	(33,961)	85,926
Increase in taxes payable	(20,702)	52,064	(325,464)
Net cash (used in) provided by operating activities from continuing operations	(1,493,500)	31,290	434,971
Net cash provided by operating activities from discontinued operations	(851,315)	4,106,063	(635,421)
Net cash provided by (used in) operating activities	(2,344,815)	4,137,353	(200,450)
Cash flows from investing activities
Capital expenditures and other additions	(27,861)	(2,053,039)	(8,536)
Purchases of intangible assets	0	(3,353,353)	0
Net cash used in investing activities from continuing operations	(27,861)	(5,406,392)	(8,536)
Net cash used in investing activities from discontinued operations	0	(5,791,256)	(1,122,085)
Net cash used in investing activities	(27,861)	(11,197,648)	(1,130,621)
Cash flows from financing activities
Proceeds from bank loan	4,008,975	2,944,000	2,503,747
Repayments of bank loan	(4,810,770)	(2,948,700)	(2,502,457)
Net proceeds from option exercises	36,250	194,300	0
Net proceeds from issuance of common stock	0	6,066,546	0
Net cash provided by financing activities	1,498,724	6,256,146	330,866
Effect of exchange rate fluctuations on cash and cash equivalents	(229,087)	(61,033)	87,820
Net decrease in cash and cash equivalents	(1,103,039)	(865,182)	(912,385)
Cash and cash equivalents at beginning of year	1,727,763	2,592,945	3,505,330
Cash and cash equivalents at end of year	624,724	1,727,763	2,592,945
Supplemental Cash Flow Information [Abstract]
Income tax paid	0	188,695	688,219
Interest paid	196,220	176,231	159,482
Scenario, Previously Reported [Member]
Cash flows from operating activities
Net income (loss)		659,004
Net income (loss) from discontinued operations		(1,088,208)
Net income from continuing operations		(1,747,212)
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense		1,408,421
Depreciation and amortization		269,595
Change in fair value of warrants liability		(2,866,171)
Change in deferred tax assets		(282,041)
Provision for accounts receivable		8,351
Provision for other receivables		0
Provision for advances to suppliers - third parties		0
Change in warranty reserve		(209,227)
Provision for inventory obsolescence		106,199
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable		1,743,792
Decrease in advances to suppliers - third parties		3,751,434
Increase in advance to supplier - related party		(1,498,627)
Increase in other receivables		(443,285)
Increase in inventories		(3,676,810)
Decrease in taxes receivable		372,935
Increase in long-term prepaid expenses		(142,377)
Decrease in accounts payable		(19,710)
Decrease in advances from customers		(256,504)
Decrease in accrued expenses and other current liabilities		(33,961)
Increase in taxes payable		52,064
Net cash (used in) provided by operating activities from continuing operations		31,290
Net cash provided by operating activities from discontinued operations		4,106,063
Net cash provided by (used in) operating activities		4,137,353
Cash flows from investing activities
Capital expenditures and other additions		(2,053,039)
Purchases of intangible assets		(3,353,353)
Net cash used in investing activities from continuing operations		(5,406,392)
Net cash used in investing activities from discontinued operations		(5,791,256)
Net cash used in investing activities		(11,197,648)
Cash flows from financing activities
Proceeds from bank loan		2,944,000
Repayments of bank loan		(2,948,700)
Net proceeds from option exercises		194,300
Net proceeds from issuance of common stock		6,066,546
Net cash provided by financing activities		6,256,146
Effect of exchange rate fluctuations on cash and cash equivalents		(61,033)
Net decrease in cash and cash equivalents		(865,182)
Cash and cash equivalents at beginning of year	1,727,763	2,592,945
Cash and cash equivalents at end of year		1,727,763	2,592,945
Supplemental Cash Flow Information [Abstract]
Income tax paid		188,695
Interest paid		176,231
Restatement Adjustment [Member]
Cash flows from operating activities
Net income (loss)		(25,692,876)
Net income (loss) from discontinued operations		(24,868,304)
Net income from continuing operations		824,572
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Stock-based compensation expense		0
Change in fair value of warrants liability		0
Change in deferred tax assets		407,717
Provision for accounts receivable		27,549
Provision for other receivables		27,200
Provision for advances to suppliers - third parties		326,098
Change in warranty reserve		0
Provision for inventory obsolescence		36,008
Changes in assets and liabilities:
(Increase) Decrease in accounts receivable		0
Decrease in advances to suppliers - third parties		0
Increase in advance to supplier - related party		0
Increase in other receivables		0
Increase in inventories		0
Decrease in taxes receivable		0
Increase in long-term prepaid expenses		0
Decrease in accounts payable		0
Decrease in advances from customers		0
Decrease in accrued expenses and other current liabilities		0
Increase in taxes payable		0
Net cash (used in) provided by operating activities from continuing operations		0
Net cash provided by operating activities from discontinued operations		0
Net cash provided by (used in) operating activities		0
Cash flows from investing activities
Capital expenditures and other additions		0
Purchases of intangible assets		0
Net cash used in investing activities from continuing operations		0
Net cash used in investing activities from discontinued operations		0
Net cash used in investing activities		0
Cash flows from financing activities
Proceeds from bank loan		0
Repayments of bank loan		0
Net proceeds from option exercises		0
Net proceeds from issuance of common stock		0
Net cash provided by financing activities		0
Effect of exchange rate fluctuations on cash and cash equivalents		0
Net decrease in cash and cash equivalents		0
Cash and cash equivalents at beginning of year	$ 0	0
Cash and cash equivalents at end of year		0	$ 0
Supplemental Cash Flow Information [Abstract]
Income tax paid		0
Interest paid		$ 0